Supplemental Cash Flow Information (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
Supplemental Cash Flow Information

Supplemental cash flow information and non-cash activities for the six months ended June 30, 2013 are as follows:

Cash paid for interest	$5,821
Cash paid for taxes	$—
Settlement of employee’s incentive compensation with shares of common stock	$438

Non-cash Investing Activities:
Receipt of MSRs created in loan sales activity	$47,457

Non-cash Financing Activities:
Conversion of preferred stock to common stock	$33,000
Repayment of term loan with shares of common stock	$5,655

Supplemental cash flow information and non-cash activities for the nine months ended September 30, 2013 and 2012 are as follows:

	Nine Months Ended September 30
	2013	2012
Cash paid for interest	$9,368	$3,612
Cash paid for taxes	$—	$—
Settlement of employee’s incentive compensation with shares of common stock	$438	$—
Non-cash financing activities:
Conversion of preferred stock to common stock	$33,000	$—
Repayment of term loan with shares of common stock	$5,655	$—